CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,053,744	$ 120,010
Accounts receivables, net	851,304	692,351
Prepaid expenses and other current assets	967,176	113,726
Right of use asset - current		12,690
Restricted investments	1,333,789	1,282,838
Total current assets	4,206,013	2,221,615
Oil and natural gas properties, net (full cost)	790,093	941,691
Property, plant and equipment, net	3,809,742	3,610,728
Prepaid expenses - noncurrent	360,000
Equity facility derivative asset	16,999
Deferred tax asset		608,500
TOTAL ASSETS	9,182,847	7,382,534
Current liabilities
Accounts payable	1,730,610	1,472,961
Accrued liabilities	319,327	259,131
Excise taxes payable	1,155,726
Withholding taxes payable	594,561
Share issuance liability	423,750
Convertible note, net of discount	2,233,712
Notes payable - current		469,968
Lease liabilities - current		12,690
Total current liabilities	6,506,617	3,145,922
Embedded derivative liability	309,181
Asset retirement obligation	2,198,064	1,654,968
Notes payable - noncurrent	2,217,823	2,053,013
Total liabilities	11,231,685	6,853,903
Commitments and Contingencies (Note 15)
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; none issued or outstanding as of December 31, 2024 and 2023
Common stock, $0.0001 par value, 70,000,000 shares authorized, 13,165,152 issued and 12,990,794 shares outstanding at December 31, 2024, respectively and 6,421,829 shares issued and outstanding at December 31, 2023	1,318	643
Treasury stock, 174,358 shares	(17)
Additional paid-in capital	11,722,100	517,843
Retained (deficit) earnings	(13,772,239)	10,145
Total Stockholders' Deficit	(2,048,838)	528,631
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	9,182,847	7,382,534
Nonrelated party
Current liabilities
Other current liabilities	47,577	45,059
Related party
Current liabilities
Other current liabilities	$ 1,354	$ 886,113